Stockholders' Equity - Schedule of Warrants Exercised (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants Outstanding, Beginning balance	1,311,117	908,244	797,724
Warrants Outstanding, Issued	115,000
Warrants Outstanding, Exercised	(608,612)	(283,616)
Warrants Outstanding, Expired	(20,520)
Warrants Outstanding, Ending balance	796,985	1,311,117	908,244	797,724
Weighted Average Exercise Price, Beginning balance	$ 4.03	$ 1.87	$ 1.80
Weighted Average Exercise Price, Issued	6.25
Weighted Average Exercise Price, Exercised	1.80	1.87
Weighted Average Exercise Price, Expired	5.00
Weighted Average Exercise Price, Ending balance	$ 6.03	$ 4.03	$ 1.87	$ 1.80
Weighted Average Remaining Contractual Term in Years	5 years 4 months 28 days	7 years 3 months 18 days	8 years 10 months 20 days	9 years 10 months 6 days